SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and Cash Equivalents, at Carrying Value	¥ 3,234	$ 465		¥ 4,262
Other current assets	699	100		540
Total current assets	18,256	2,622		6,974
Other assets	707	102		471
Total assets	52,983	7,611		23,993
Current liabilities:
Short-term debt	8,499	1,220		948
Dividends payable	678	97	$ 100	658
Amount due to related parties	95	14		75
Accrued expenses and other current liabilities	1,856	267		1,607
Total current liabilities	17,287	2,483		5,969
Long-term debt	8,084	1,161		8,812
Total liabilities	45,483	6,533		17,674
Equity:
Ordinary shares(US$0.0001 par value per share; 8,000,000,000 shares authorized; 296,597,888 and 299,424,485 shares issued as of December 31, 2018 and 2019, and 283,076,012 and 285,902,609 shares outstanding as of December 31, 2018 and 2019, respectively)	0	0		0
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2017 and 2018, respectively)	(107)	(15)		(107)
Additional paid-in capital	3,834	551		3,713
Retained earnings	3,701	532		2,610
Accumulated other comprehensive income (loss)	(49)	(7)		(42)
Total equity	7,379	1,061		6,174
Total liabilities and equity	52,983	7,611		23,993
Parent Company
Current assets:
Cash and Cash Equivalents, at Carrying Value	361	52		695
Short-term investments	64	9		89
Other current assets	24	4		29
Total current assets	449	65		813
Other assets	155	22		11
Investment in subsidiaries	16,472	2,361		13,454
Total assets	17,076	2,448		14,278
Current liabilities:
Short-term debt	8,312	1,191
Dividends payable	678	97		658
Amount due to related parties	594	84		477
Accrued expenses and other current liabilities	113	15		54
Total current liabilities	9,697	1,387		1,189
Long-term debt				6,915
Total liabilities	9,697	1,387		8,104
Equity:
Ordinary shares(US$0.0001 par value per share; 8,000,000,000 shares authorized; 296,597,888 and 299,424,485 shares issued as of December 31, 2018 and 2019, and 283,076,012 and 285,902,609 shares outstanding as of December 31, 2018 and 2019, respectively)	0	0		0
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2017 and 2018, respectively)	(107)	(15)		(107)
Additional paid-in capital	3,834	551		3,713
Retained earnings	3,701	532		2,610
Accumulated other comprehensive income (loss)	(49)	(7)		(42)
Total equity	7,379	1,061		6,174
Total liabilities and equity	¥ 17,076	$ 2,448		¥ 14,278